SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                       Deutsche International Value Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure in "APPENDIX I-D -PORTFOLIO MANAGEMENT" of the fund's Statement of Additional Information and is provided as of May 15, 2015:


FUND OWNERSHIP OF PORTFOLIO MANAGERS



                               DOLLAR RANGE OF     DOLLAR RANGE OF ALL DEUTSCHE
NAME OF PORTFOLIO MANAGER     FUND SHARES OWNED         FUND SHARES OWNED
Di Kumble                    $0                        $50,001 - $100,000


CONFLICTS OF INTEREST


OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:



                       NUMBER OF    TOTAL ASSETS OF    NUMBER OF INVESTMENT
                      REGISTERED       REGISTERED        COMPANY ACCOUNTS      TOTAL ASSETS OF
NAME OF               INVESTMENT       INVESTMENT       WITH PERFORMANCE-     PERFORMANCE-BASED
PORTFOLIO MANAGER      COMPANIES       COMPANIES            BASED FEE           FEE ACCOUNTS
Di Kumble                 6         $4,351,129,416              0                    $0


OTHER POOLED INVESTMENT VEHICLES MANAGED:



                                                          NUMBER OF POOLED
                       NUMBER OF                         INVESTMENT VEHICLE    TOTAL ASSETS OF
                        POOLED       TOTAL ASSETS OF        ACCOUNTS WITH       PERFORMANCE-
NAME OF               INVESTMENT    POOLED INVESTMENT       PERFORMANCE-          BASED FEE
PORTFOLIO MANAGER      VEHICLES          VEHICLES             BASED FEE           ACCOUNTS
Di Kumble                 0                 $0                   0                   $0


OTHER ACCOUNTS MANAGED:



                                                           NUMBER OF OTHER    TOTAL ASSETS OF
                                          TOTAL ASSETS      ACCOUNTS WITH      PERFORMANCE-
NAME OF                  NUMBER OF          OF OTHER         PERFORMANCE-        BASED FEE
PORTFOLIO MANAGER     OTHER ACCOUNTS        ACCOUNTS          BASED FEE          ACCOUNTS
Di Kumble                  20           $5,022,603,845           0                  $0

               Please Retain This Supplement for Future Reference


July 22, 2015
SAISTKR-210
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]